Loan Capital - Tier 2 loan capital (Details) ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Sep. 30, 2019 SGD ($)	Sep. 30, 2019 NZD ($)	Sep. 30, 2019 JPY (¥)	Sep. 30, 2019 HKD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)		Sep. 30, 2018 SGD ($)	Sep. 30, 2018 NZD ($)	Sep. 30, 2018 JPY (¥)	Sep. 30, 2018 HKD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 AUD ($)		Sep. 30, 2017 AUD ($)
Loan capital
Loan capital							$ 21,826.0	[1]							$ 17,265.0	[1]	$ 17,666.0
Subordinated notes
Loan capital
Loan capital							11,981.0								7,822.0
A$1,000 million subordinated notes
Loan capital
Principal amount															1,000.0
Loan capital															$ 999.0
A$1,000 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)									2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
CNY1,250 million subordinated notes
Loan capital
Principal amount | ¥					¥ 1,250.0								¥ 1,250.0
Loan capital							$ 260.0								$ 252.0
CNY1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%		4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
CNY1,250 million subordinated notes | One year CNH HIBOR reference rate
Loan capital
Interest rate adjustments (as a percent)	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%		0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%
A$350 million 4.5% subordinated notes
Loan capital
Principal amount							$ 350.0								$ 350.0
Loan capital							$ 362.0								$ 347.0
A$350 million 4.5% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
A$350 million 4.5% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%		1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
S$325 million subordinated notes
Loan capital
Principal amount	$ 325.0								$ 325.0
Loan capital							$ 356.0								$ 330.0
S$325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
S$325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%		1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
A$175 million subordinated notes
Loan capital
Principal amount							$ 175.0								$ 175.0
Loan capital							$ 182.0								$ 171.0
A$175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%		4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
A$175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%		2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
US$100 million subordinated notes
Loan capital
Principal amount						$ 100.0								$ 100.0
Loan capital							$ 161.0								$ 114.0
US$100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$700 million subordinated notes
Loan capital
Principal amount							$ 700.0								$ 700.0
Loan capital							$ 697.0								$ 700.0
A$700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%		3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
JPY20,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 20,000.0								¥ 20,000.0
Loan capital							$ 279.0								$ 242.0
JPY20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%		1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,200 million subordinated notes
Loan capital
Principal amount | ¥			¥ 10,200.0								¥ 10,200.0
Loan capital							$ 142.0								$ 123.0
JPY10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%		1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 10,000.0								¥ 10,000.0
Loan capital							$ 139.0								$ 120.0
JPY10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%		0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
NZ$400 million subordinated notes
Loan capital
Principal amount		$ 400.0								$ 400.0
Loan capital							$ 373.0								$ 358.0
NZ$400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%		4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
NZ$400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%		2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
JPY8,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 8,000.0								¥ 8,000.0
Loan capital							$ 110.0								$ 97.0
JPY8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%		0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
JPY8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%		1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
US$1,500 million subordinated notes
Loan capital
Principal amount						$ 1,500.0								$ 1,500.0
Loan capital							$ 2,297.0								$ 1,922.0
Principal amount of subordinated notes not subject to APRA's approval for redemption							$ 1,500.0
US$1,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%		4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
US$1,500 million subordinated notes | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%		2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
JPY12,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 12,000.0								¥ 12,000.0
Loan capital							$ 166.0								$ 146.0
JPY12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
JPY12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
JPY13,500 million subordinated notes
Loan capital
Principal amount | ¥			¥ 13,500.0								¥ 13,500.0
Loan capital							$ 187.0								$ 165.0
JPY13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%		0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
JPY13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%		0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
HKD600 million subordinated notes
Loan capital
Principal amount				$ 600.0								$ 600.0
Loan capital							$ 114.0								$ 102.0
HKD600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%		3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
HKD600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
A$350 million 4.334% subordinated notes
Loan capital
Principal amount							$ 350.0								$ 350.0
Loan capital							$ 349.0								$ 347.0
A$350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%		4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
A$350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%		1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
A$185 million subordinated notes
Loan capital
Principal amount							$ 185.0								$ 185.0
Loan capital							$ 185.0								$ 185.0
A$185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$250 million subordinated notes
Loan capital
Principal amount							$ 250.0								$ 250.0
Loan capital							$ 250.0								$ 250.0
A$250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%		1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
A$130 million subordinated notes
Loan capital
Principal amount							$ 130.0								$ 130.0
Loan capital							$ 130.0								$ 130.0
A$130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$725 million subordinated notes
Loan capital
Principal amount							$ 725.0								$ 725.0
Loan capital							$ 724.0								$ 722.0
A$725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%		1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
US$1,000 million subordinated notes
Loan capital
Principal amount						$ 1,000.0
Loan capital							$ 1,606.0
US$1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
US $1,250 million subordinated notes
Loan capital
Principal amount						$ 1,250.0
Loan capital							$ 1,921.0
Principal amount of subordinated notes not subject to APRA's approval for redemption							$ 1,250.0
US $1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
US $1,250 million subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
A$1,000 million subordinated notes
Loan capital
Principal amount							$ 1,000.0
Loan capital							$ 991.0
A$1,000 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Parent Entity
Loan capital
Loan capital							$ 21,826.0	[1]							$ 17,265.0	[1]	$ 17,666.0
Parent Entity | Subordinated notes
Loan capital
Loan capital							11,981.0								7,822.0
Parent Entity | A$1,000 million subordinated notes
Loan capital
Principal amount															1,000.0
Loan capital															$ 999.0
Parent Entity | A$1,000 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)									2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Parent Entity | CNY1,250 million subordinated notes
Loan capital
Principal amount | ¥					¥ 1,250.0								¥ 1,250.0
Loan capital							$ 260.0								$ 252.0
Parent Entity | CNY1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%		4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Parent Entity | CNY1,250 million subordinated notes | One year CNH HIBOR reference rate
Loan capital
Interest rate adjustments (as a percent)	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%		0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%
Parent Entity | A$350 million 4.5% subordinated notes
Loan capital
Principal amount							$ 350.0								$ 350.0
Loan capital							$ 362.0								$ 347.0
Parent Entity | A$350 million 4.5% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Parent Entity | A$350 million 4.5% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%		1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Parent Entity | S$325 million subordinated notes
Loan capital
Principal amount	$ 325.0								$ 325.0
Loan capital							$ 356.0								$ 330.0
Parent Entity | S$325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Parent Entity | S$325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%		1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
Parent Entity | A$175 million subordinated notes
Loan capital
Principal amount							$ 175.0								$ 175.0
Loan capital							$ 182.0								$ 171.0
Parent Entity | A$175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%		4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Parent Entity | A$175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%		2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Parent Entity | US$100 million subordinated notes
Loan capital
Principal amount						$ 100.0								$ 100.0
Loan capital							$ 161.0								$ 114.0
Parent Entity | US$100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$700 million subordinated notes
Loan capital
Principal amount							$ 700.0								$ 700.0
Loan capital							$ 697.0								$ 700.0
Parent Entity | A$700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%		3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Parent Entity | JPY20,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 20,000.0								¥ 20,000.0
Loan capital							$ 279.0								$ 242.0
Parent Entity | JPY20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%		1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY10,200 million subordinated notes
Loan capital
Principal amount | ¥			¥ 10,200.0								¥ 10,200.0
Loan capital							$ 142.0								$ 123.0
Parent Entity | JPY10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%		1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY10,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 10,000.0								¥ 10,000.0
Loan capital							$ 139.0								$ 120.0
Parent Entity | JPY10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%		0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Parent Entity | NZ$400 million subordinated notes
Loan capital
Principal amount		$ 400.0								$ 400.0
Loan capital							$ 373.0								$ 358.0
Parent Entity | NZ$400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%		4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
Parent Entity | NZ$400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%		2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Parent Entity | JPY8,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 8,000.0								¥ 8,000.0
Loan capital							$ 110.0								$ 97.0
Parent Entity | JPY8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%		0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
Parent Entity | JPY8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%		1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
Parent Entity | US$1,500 million subordinated notes
Loan capital
Principal amount						$ 1,500.0								$ 1,500.0
Loan capital							$ 2,297.0								$ 1,922.0
Parent Entity | US$1,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%		4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
Parent Entity | US$1,500 million subordinated notes | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%		2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
Parent Entity | JPY12,000 million subordinated notes
Loan capital
Principal amount | ¥			¥ 12,000.0								¥ 12,000.0
Loan capital							$ 166.0								$ 146.0
Parent Entity | JPY12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Parent Entity | JPY12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Parent Entity | JPY13,500 million subordinated notes
Loan capital
Principal amount | ¥			¥ 13,500.0								¥ 13,500.0
Loan capital							$ 187.0								$ 165.0
Parent Entity | JPY13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%		0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
Parent Entity | JPY13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%		0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
Parent Entity | HKD600 million subordinated notes
Loan capital
Principal amount				$ 600.0								$ 600.0
Loan capital							$ 114.0								$ 102.0
Parent Entity | HKD600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%		3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Parent Entity | HKD600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Parent Entity | A$350 million 4.334% subordinated notes
Loan capital
Principal amount							$ 350.0								$ 350.0
Loan capital							$ 349.0								$ 347.0
Parent Entity | A$350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%		4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
Parent Entity | A$350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%		1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Parent Entity | A$185 million subordinated notes
Loan capital
Principal amount							$ 185.0								$ 185.0
Loan capital							$ 185.0								$ 185.0
Parent Entity | A$185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$250 million subordinated notes
Loan capital
Principal amount							$ 250.0								$ 250.0
Loan capital							$ 250.0								$ 250.0
Parent Entity | A$250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%		1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Parent Entity | A$130 million subordinated notes
Loan capital
Principal amount							$ 130.0								$ 130.0
Loan capital							$ 130.0								$ 130.0
Parent Entity | A$130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$725 million subordinated notes
Loan capital
Principal amount							$ 725.0								$ 725.0
Loan capital							$ 724.0								$ 722.0
Parent Entity | A$725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%		1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Parent Entity | US$1,000 million subordinated notes
Loan capital
Principal amount						$ 1,000.0
Loan capital							$ 1,606.0
Parent Entity | US$1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
Parent Entity | US $1,250 million subordinated notes
Loan capital
Principal amount						$ 1,250.0
Loan capital							$ 1,921.0
Parent Entity | US $1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Parent Entity | US $1,250 million subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Parent Entity | A$1,000 million subordinated notes
Loan capital
Principal amount							$ 1,000.0
Loan capital							$ 991.0
Parent Entity | A$1,000 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.